Other Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonoperating Income (Expense) [Abstract]
Capital gain	$ 855		$ 1,748
Other	82	78	161
Other income, net	$ 937	$ 78	$ 1,909